Inventories - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Inventory write-offs	€ 194,600,000	€ 0
Costs of inventories	€ 1,255,100,000	€ 32,100,000